Supplement dated February 14, 2024
to the Statement of Additional Information (SAI), as supplemented, dated May 1, 2023, for the following funds:
Fund
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio (VP) – Large Cap Growth Fund
Columbia Variable Portfolio (VP) – Overseas Core Fund
Columbia Variable Portfolio (VP) – Select Large Cap Equity Fund
Effective immediately, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI with respect to VP – Large Cap Growth Fund, VP – Overseas Core Fund, and VP – Select Large Cap Equity Fund is hereby superseded and replaced with the following:
		Other Accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Information is as of December 31, 2022, unless otherwise noted
VP – Large Cap Growth Fund	Michael Guttag(e)	3 other accounts	$0.39 million	None	Columbia Management	Columbia Management
	Melda Mergen	5 RICs 1 PIV 16 other accounts	$8.69 billion $24.31 million $559.77 million	None
	Tiffany Wade	4 RICs 1 PIV 19 other accounts	$7.89 billion $24.31 million $556.25 million	None
VP – Overseas Core Fund	Fred Copper	6 RICs 1 PIV 25 other accounts	$4.53 billion $99.46 million $685.66 million	None	Columbia Management	Columbia Management
	Paul DiGiacomo(e)	3 other accounts	$3.2 million	None
	Daisuke Nomoto	5 RICs 2 PIVs 22 other accounts	$3.71 billion $861.56 million $521.28 million	None
VP – Select Large Cap Equity Fund	Michael Guttag(e)	3 other accounts	$0.39 million	None	Columbia Management	Columbia Management
	Melda Mergen	5 RICs 1 PIV 16 other accounts	$7.70 billion $24.31 million $559.77 million	None
	Tiffany Wade	4 RICs 1 PIV 19 other accounts	$6.89 billion $24.31 million $556.25 million	None
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(e)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of December 31, 2023.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP7950-0006_(02/24)